Annual Operating Expenses {- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund Retail PRO-07 - Fidelity® Puritan® Fund - Fidelity Puritan Fund-Retail Class	Oct. 30, 2020
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.52%